IFRS 7 Disclosure (Summary of Remaining Contractual Maturity) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023	Oct. 31, 2022
Assets
Cash and due from banks	$ 6,333	$ 6,721	$ 6,988	$ 8,556
Interest-bearing deposits with banks	75,048	98,348
Trading loans, securities, and other	161,520	152,090
Non-trading financial assets at fair value through profit or loss	6,985	7,340
Derivatives	60,574	87,382
Financial assets designated at fair value through profit or loss	5,970	5,818
Financial assets at fair value through other comprehensive income	74,730	69,865
Debt securities at amortized cost, net of allowance for credit losses	300,071	308,016
Securities purchased under reverse repurchase agreements	199,079	204,333
Loans
Residential mortgages	321,670	320,341
Consumer installment and other personal	217,397	217,554
Credit card	38,635	38,660
Business and government	333,899	326,528
Total loans	911,601	903,083
Allowance for loan losses	(7,265)	(7,136)
Loans, net of allowance for loan losses	904,336	895,947
Customers' liability under acceptances	13,066	17,569
Investment in Schwab	9,548	8,907
Goodwill	18,098	18,602
Other intangibles	2,799	2,771
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9,524	9,434
Deferred tax assets	3,928	3,951
Amounts receivable from brokers, dealers, and clients	34,770	30,416
Other assets	24,513	27,629
Total assets	1,910,892	1,955,139
Liabilities
Trading deposits	30,634	30,980
Derivatives	54,073	71,640
Securitization liabilities at fair value	16,543	14,422
Financial liabilities designated at fair value through profit or loss	180,112	192,130
Deposits
Personal	622,840	626,596
Banks	25,943	31,225
Business and government	532,471	540,369
Total deposits, other than trading	1,181,254	1,198,190
Acceptances	13,066	17,569
Obligations related to securities sold short	42,875	44,661
Obligations related to securities sold under repurchase agreements	174,129	166,854
Securitization liabilities at amortized cost	12,358	12,710
Amounts payable to brokers, dealers, and clients	34,012	30,872
Insurance contract liabilities	5,921	5,846
Other liabilities	43,926	47,574
Subordinated notes and debentures	9,554	9,620
Equity	112,435	112,071
Total liabilities and equity	1,910,892	1,955,139
Off-balance sheet commitments
Total off-balance sheet commitments	337,868	343,481
Not later than one month [member]
Assets
Cash and due from banks	6,333	6,721
Interest-bearing deposits with banks	33,748	51,021
Trading loans, securities, and other	2,910	4,328
Non-trading financial assets at fair value through profit or loss	163	0
Derivatives	6,013	10,145
Financial assets designated at fair value through profit or loss	221	374
Financial assets at fair value through other comprehensive income	655	745
Debt securities at amortized cost, net of allowance for credit losses	1,258	1,221
Securities purchased under reverse repurchase agreements	123,061	124,253
Loans
Residential mortgages	2,671	1,603
Consumer installment and other personal	929	894
Credit card	0	0
Business and government	40,069	37,656
Total loans	43,669	40,153
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	43,669	40,153
Customers' liability under acceptances	10,459	14,804
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	0	0
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	34,400	30,181
Other assets	5,219	5,267
Total assets	268,109	289,213
Liabilities
Trading deposits	1,329	1,272
Derivatives	6,180	9,068
Securitization liabilities at fair value	0	2
Financial liabilities designated at fair value through profit or loss	33,203	48,197
Deposits
Personal	10,760	6,044
Banks	14,101	19,608
Business and government	23,096	25,663
Total deposits, other than trading	47,957	51,315
Acceptances	10,459	14,804
Obligations related to securities sold short	1,007	135
Obligations related to securities sold under repurchase agreements	156,296	146,559
Securitization liabilities at amortized cost	0	0
Amounts payable to brokers, dealers, and clients	33,314	30,248
Insurance contract liabilities	216	243
Other liabilities	11,379	11,923
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	301,340	313,766
Off-balance sheet commitments
Total off-balance sheet commitments	17,820	22,351
Later than one month and not later than three months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	316	559
Trading loans, securities, and other	7,218	6,329
Non-trading financial assets at fair value through profit or loss	739	0
Derivatives	5,576	10,437
Financial assets designated at fair value through profit or loss	299	496
Financial assets at fair value through other comprehensive income	3,713	2,190
Debt securities at amortized cost, net of allowance for credit losses	2,960	4,020
Securities purchased under reverse repurchase agreements	29,362	33,110
Loans
Residential mortgages	5,332	2,616
Consumer installment and other personal	1,682	1,580
Credit card	0	0
Business and government	10,410	10,058
Total loans	17,424	14,254
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	17,424	14,254
Customers' liability under acceptances	2,573	2,760
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9	8
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	4,918	1,869
Total assets	75,107	76,032
Liabilities
Trading deposits	3,306	1,684
Derivatives	5,865	9,236
Securitization liabilities at fair value	339	498
Financial liabilities designated at fair value through profit or loss	42,139	30,477
Deposits
Personal	15,741	19,095
Banks	115	68
Business and government	30,596	16,407
Total deposits, other than trading	46,452	35,570
Acceptances	2,573	2,760
Obligations related to securities sold short	2,136	1,566
Obligations related to securities sold under repurchase agreements	10,241	10,059
Securitization liabilities at amortized cost	357	526
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	362	305
Other liabilities	8,339	9,808
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	122,109	102,489
Off-balance sheet commitments
Total off-balance sheet commitments	27,331	25,293
Later than three months and not later than six months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	119	0
Trading loans, securities, and other	4,548	5,170
Non-trading financial assets at fair value through profit or loss	751	354
Derivatives	3,705	5,246
Financial assets designated at fair value through profit or loss	773	375
Financial assets at fair value through other comprehensive income	6,029	1,200
Debt securities at amortized cost, net of allowance for credit losses	15,625	4,073
Securities purchased under reverse repurchase agreements	22,863	29,068
Loans
Residential mortgages	8,697	5,860
Consumer installment and other personal	2,461	2,334
Credit card	0	0
Business and government	14,852	13,850
Total loans	26,010	22,044
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	26,010	22,044
Customers' liability under acceptances	34	5
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	12	6
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	666	5,619
Total assets	81,135	73,160
Liabilities
Trading deposits	5,070	5,278
Derivatives	3,622	4,560
Securitization liabilities at fair value	1,219	345
Financial liabilities designated at fair value through profit or loss	45,960	37,961
Deposits
Personal	22,117	22,387
Banks	0	29
Business and government	16,590	24,487
Total deposits, other than trading	38,707	46,903
Acceptances	34	5
Obligations related to securities sold short	2,016	1,336
Obligations related to securities sold under repurchase agreements	3,278	6,607
Securitization liabilities at amortized cost	1,067	355
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	283	327
Other liabilities	7,565	7,986
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	108,821	111,663
Off-balance sheet commitments
Total off-balance sheet commitments	30,084	26,616
Later than six months and not later than nine months [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	4,222	3,008
Non-trading financial assets at fair value through profit or loss	234	1,538
Derivatives	2,799	4,244
Financial assets designated at fair value through profit or loss	361	695
Financial assets at fair value through other comprehensive income	1,992	5,085
Debt securities at amortized cost, net of allowance for credit losses	3,403	16,218
Securities purchased under reverse repurchase agreements	9,820	7,381
Loans
Residential mortgages	13,800	10,575
Consumer installment and other personal	3,767	3,830
Credit card	0	0
Business and government	16,295	14,886
Total loans	33,862	29,291
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	33,862	29,291
Customers' liability under acceptances	0	0
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	12	8
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	286	208
Total assets	56,991	67,676
Liabilities
Trading deposits	4,002	4,029
Derivatives	2,238	3,875
Securitization liabilities at fair value	391	1,215
Financial liabilities designated at fair value through profit or loss	41,435	42,792
Deposits
Personal	19,561	14,164
Banks	0	0
Business and government	9,674	11,819
Total deposits, other than trading	29,235	25,983
Acceptances	0	0
Obligations related to securities sold short	1,421	1,603
Obligations related to securities sold under repurchase agreements	1,190	457
Securitization liabilities at amortized cost	692	1,073
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	223	258
Other liabilities	1,949	1,276
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	82,776	82,561
Off-balance sheet commitments
Total off-balance sheet commitments	21,548	21,886
Later than nine months and not later than one year [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	3,187	4,569
Non-trading financial assets at fair value through profit or loss	174	199
Derivatives	3,656	3,255
Financial assets designated at fair value through profit or loss	265	324
Financial assets at fair value through other comprehensive income	2,434	2,223
Debt securities at amortized cost, net of allowance for credit losses	5,057	3,480
Securities purchased under reverse repurchase agreements	4,436	7,298
Loans
Residential mortgages	13,475	14,181
Consumer installment and other personal	5,878	5,974
Credit card	0	0
Business and government	16,667	16,964
Total loans	36,020	37,119
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	36,020	37,119
Customers' liability under acceptances	0	0
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	24	14
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	263	194
Total assets	55,516	58,675
Liabilities
Trading deposits	2,736	4,153
Derivatives	3,103	2,559
Securitization liabilities at fair value	825	391
Financial liabilities designated at fair value through profit or loss	17,155	32,473
Deposits
Personal	21,717	19,525
Banks	0	0
Business and government	11,983	9,658
Total deposits, other than trading	33,700	29,183
Acceptances	0	0
Obligations related to securities sold short	383	1,309
Obligations related to securities sold under repurchase agreements	587	1,142
Securitization liabilities at amortized cost	751	703
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	188	253
Other liabilities	1,987	1,198
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	61,415	73,364
Off-balance sheet commitments
Total off-balance sheet commitments	25,158	22,387
Later than one year and not later than two years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	13,285	13,226
Non-trading financial assets at fair value through profit or loss	1,643	1,664
Derivatives	8,976	11,724
Financial assets designated at fair value through profit or loss	1,028	838
Financial assets at fair value through other comprehensive income	7,850	9,117
Debt securities at amortized cost, net of allowance for credit losses	22,520	22,339
Securities purchased under reverse repurchase agreements	1,211	955
Loans
Residential mortgages	56,840	57,254
Consumer installment and other personal	27,156	27,166
Credit card	0	0
Business and government	41,553	42,460
Total loans	125,549	126,880
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	125,549	126,880
Customers' liability under acceptances	0	0
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	77	79
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	119	137
Total assets	182,258	186,959
Liabilities
Trading deposits	5,049	6,510
Derivatives	6,728	8,345
Securitization liabilities at fair value	1,980	1,651
Financial liabilities designated at fair value through profit or loss	95	112
Deposits
Personal	18,475	17,268
Banks	1	0
Business and government	31,645	33,723
Total deposits, other than trading	50,121	50,991
Acceptances	0	0
Obligations related to securities sold short	7,227	5,471
Obligations related to securities sold under repurchase agreements	473	150
Securitization liabilities at amortized cost	2,140	2,180
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	660	694
Other liabilities	915	918
Subordinated notes and debentures	197	196
Equity	0	0
Total liabilities and equity	75,585	77,218
Off-balance sheet commitments
Total off-balance sheet commitments	46,067	49,444
Later than two years and not later than five years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	28,740	27,298
Non-trading financial assets at fair value through profit or loss	657	828
Derivatives	17,397	25,910
Financial assets designated at fair value through profit or loss	1,722	1,470
Financial assets at fair value through other comprehensive income	17,632	15,946
Debt securities at amortized cost, net of allowance for credit losses	112,305	116,165
Securities purchased under reverse repurchase agreements	889	506
Loans
Residential mortgages	165,184	168,475
Consumer installment and other personal	84,409	85,487
Credit card	0	0
Business and government	98,116	96,952
Total loans	347,709	350,914
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	347,709	350,914
Customers' liability under acceptances	0	0
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	668	573
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	124	129
Total assets	527,843	539,739
Liabilities
Trading deposits	7,671	6,712
Derivatives	12,365	16,589
Securitization liabilities at fair value	7,657	6,945
Financial liabilities designated at fair value through profit or loss	0	0
Deposits
Personal	21,271	20,328
Banks	3	4
Business and government	75,438	74,300
Total deposits, other than trading	96,712	94,632
Acceptances	0	0
Obligations related to securities sold short	14,670	19,991
Obligations related to securities sold under repurchase agreements	92	46
Securitization liabilities at amortized cost	4,866	4,956
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	979	1,131
Other liabilities	1,320	1,979
Subordinated notes and debentures	0	0
Equity	0	0
Total liabilities and equity	146,332	152,981
Off-balance sheet commitments
Total off-balance sheet commitments	162,500	168,255
Later than five years [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	0	0
Trading loans, securities, and other	25,274	25,677
Non-trading financial assets at fair value through profit or loss	1,108	1,351
Derivatives	12,452	16,421
Financial assets designated at fair value through profit or loss	1,301	1,246
Financial assets at fair value through other comprehensive income	30,947	29,845
Debt securities at amortized cost, net of allowance for credit losses	136,945	140,502
Securities purchased under reverse repurchase agreements	0	0
Loans
Residential mortgages	55,671	59,733
Consumer installment and other personal	34,448	34,183
Credit card	0	0
Business and government	69,291	67,190
Total loans	159,410	161,106
Allowance for loan losses	0	0
Loans, net of allowance for loan losses	159,410	161,106
Customers' liability under acceptances	0	0
Investment in Schwab	0	0
Goodwill	0	0
Other intangibles	0	0
Land, buildings, equipment, other depreciable assets, and right-of-use assets	3,160	3,153
Deferred tax assets	0	0
Amounts receivable from brokers, dealers, and clients	0	0
Other assets	90	82
Total assets	370,687	379,383
Liabilities
Trading deposits	1,471	1,342
Derivatives	13,972	17,408
Securitization liabilities at fair value	4,132	3,375
Financial liabilities designated at fair value through profit or loss	0	0
Deposits
Personal	683	51
Banks	1	1
Business and government	16,962	19,652
Total deposits, other than trading	17,646	19,704
Acceptances	0	0
Obligations related to securities sold short	12,571	11,971
Obligations related to securities sold under repurchase agreements	0	0
Securitization liabilities at amortized cost	2,485	2,917
Amounts payable to brokers, dealers, and clients	0	0
Insurance contract liabilities	425	501
Other liabilities	4,282	4,226
Subordinated notes and debentures	9,357	9,424
Equity	0	0
Total liabilities and equity	66,341	70,868
Off-balance sheet commitments
Total off-balance sheet commitments	5,451	5,689
No specific maturity [member]
Assets
Cash and due from banks	0	0
Interest-bearing deposits with banks	40,865	46,768
Trading loans, securities, and other	72,136	62,485
Non-trading financial assets at fair value through profit or loss	1,516	1,406
Derivatives	0	0
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	3,478	3,514
Debt securities at amortized cost, net of allowance for credit losses	(2)	(2)
Securities purchased under reverse repurchase agreements	7,437	1,762
Loans
Residential mortgages	0	44
Consumer installment and other personal	56,667	56,106
Credit card	38,635	38,660
Business and government	26,646	26,512
Total loans	121,948	121,322
Allowance for loan losses	(7,265)	(7,136)
Loans, net of allowance for loan losses	114,683	114,186
Customers' liability under acceptances	0	0
Investment in Schwab	9,548	8,907
Goodwill	18,098	18,602
Other intangibles	2,799	2,771
Land, buildings, equipment, other depreciable assets, and right-of-use assets	5,562	5,593
Deferred tax assets	3,928	3,951
Amounts receivable from brokers, dealers, and clients	370	235
Other assets	12,828	14,124
Total assets	293,246	284,302
Liabilities
Trading deposits	0	0
Derivatives	0	0
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	125	118
Deposits
Personal	492,515	507,734
Banks	11,722	11,515
Business and government	316,487	324,660
Total deposits, other than trading	820,724	843,909
Acceptances	0	0
Obligations related to securities sold short	1,444	1,279
Obligations related to securities sold under repurchase agreements	1,972	1,834
Securitization liabilities at amortized cost	0	0
Amounts payable to brokers, dealers, and clients	698	624
Insurance contract liabilities	2,585	2,134
Other liabilities	6,190	8,260
Subordinated notes and debentures	0	0
Equity	112,435	112,071
Total liabilities and equity	946,173	970,229
Off-balance sheet commitments
Total off-balance sheet commitments	1,909	1,560
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	332,163	337,826
Credit and liquidity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	17,680	22,242
Credit and liquidity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	27,179	24,178
Credit and liquidity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	29,707	26,399
Credit and liquidity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	21,266	21,450
Credit and liquidity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	23,986	22,088
Credit and liquidity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	44,606	47,826
Credit and liquidity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	160,936	166,891
Credit and liquidity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,958	5,265
Credit and liquidity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,845	1,487
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,132	3,753
Other commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	123	109
Other commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	152	279
Other commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	254	214
Other commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	220	197
Other commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	302	204
Other commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	960	889
Other commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,564	1,364
Other commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	493	424
Other commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	64	73
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,573	1,902
Unconsolidated structured entity commitments [member] | Not later than one month [member]
Off-balance sheet commitments
Total off-balance sheet commitments	17	0
Unconsolidated structured entity commitments [member] | Later than one month and not later than three months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0	836
Unconsolidated structured entity commitments [member] | Later than three months and not later than six months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	123	3
Unconsolidated structured entity commitments [member] | Later than six months and not later than nine months [member]
Off-balance sheet commitments
Total off-balance sheet commitments	62	239
Unconsolidated structured entity commitments [member] | Later than nine months and not later than one year [member]
Off-balance sheet commitments
Total off-balance sheet commitments	870	95
Unconsolidated structured entity commitments [member] | Later than one year and not later than two years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	501	729
Unconsolidated structured entity commitments [member] | Later than two years and not later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0	0
Unconsolidated structured entity commitments [member] | Later than five years [member]
Off-balance sheet commitments
Total off-balance sheet commitments	0	0
Unconsolidated structured entity commitments [member] | No specific maturity [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 0	$ 0